Property and Equipment Net (Tables)	9 Months Ended
Sep. 30, 2021
Property Plant And Equipment [Abstract]
Summary of Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	September 30,	December 31,
	2021	2020
Office equipment and computers	$1,203	$1,065
Fixtures and fittings	4,749	4,094
Laboratory equipment	9,969	7,994
Leasehold improvements	831	394
	16,752	13,547
Less: accumulated depreciation	(6,611)	(4,939)
	$10,141	$8,608